Acquisitions and disposals, 2021 and 2020 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) Company Subsidary	Dec. 31, 2022 MXN ($) Company Subsidary	Dec. 31, 2021 MXN ($) Company Subsidary
Disposal of subsidiaries [Abstract]
Number of disposed subsidiaries | Subsidary	2	0	0
Sale of subsidiaries	$ 10,000	$ 0	$ 0
Gain on disposition of subsidiaries	$ 3,676	$ 0	$ 0
Number of entities acquired | Company	0	0	0